Management of financial risks and financial instruments - Additional information (Details) £ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
XP Holdings
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 52,905		$ 46,534
XP Advisors Inc
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk	$ 2,658		$ 801
XP Holdings UK Ltd
Disclosure of sensitivity analysis [Line Items]
Foreign Currency Risk | £		£ 1,918		£ 2,268